Revenue From Contracts With Customers - Remaining Performance Obligation (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Revenue from Contract with Customer [Abstract]
Revenue, Remaining Performance Obligation, Amount	$ 5,040,423
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue from Contract with Customer [Abstract]
Revenue, Remaining Performance Obligation, Amount	1,404,618
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue from Contract with Customer [Abstract]
Revenue, Remaining Performance Obligation, Amount	1,327,449
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue from Contract with Customer [Abstract]
Revenue, Remaining Performance Obligation, Amount	1,172,536
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue from Contract with Customer [Abstract]
Revenue, Remaining Performance Obligation, Amount	1,127,105
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue from Contract with Customer [Abstract]
Revenue, Remaining Performance Obligation, Amount	$ 8,715